Interest Paid (Detail) (USD $)	12 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Subordinated Debt	Dec. 31, 2011 Subordinated Debt	Dec. 31, 2010 Subordinated Debt	Sep. 30, 2012 Secured Debt Mahrt Loan	Sep. 30, 2012 Secured Debt Mahrt Loan	Dec. 31, 2012 Secured Debt Mahrt Loan	Dec. 31, 2011 Secured Debt Mahrt Loan	Dec. 31, 2010 Secured Debt Mahrt Loan	Sep. 30, 2013 Secured Debt Cobank Loan	Sep. 30, 2013 Secured Debt Cobank Loan	Dec. 31, 2012 Secured Debt Cobank Loan	Dec. 31, 2011 Secured Debt Cobank Loan	Dec. 31, 2010 Secured Debt Cobank Loan	Dec. 31, 2012 Secured Debt Senior Loans	Dec. 31, 2011 Secured Debt Senior Loans	Dec. 31, 2010 Secured Debt Senior Loans
Debt Instrument [Line Items]
Interest Paid	$ 3,259,632	$ 4,984,171	$ 7,384,366	$ 0	$ 0	$ 295,281	$ 800,000	$ 2,500,000	$ 2,533,285	$ 4,984,171	$ 6,212,596	$ 800,000	$ 2,300,000	$ 726,347	$ 0	$ 0	$ 0	$ 0	$ 876,489